Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events
Dividends declared
At the Board of Directors’ meeting held on February 10, 2026, the declaration of a quarterly cash dividend of US$0.6875 per common share, corresponding to the fourth quarter of 2025, was approved. Such dividend was paid on March 12, 2026, to shareholders of record as of February 25, 2026. At the same meeting, the payment of the first coupon on the Bank’s Additional Tier 1 (AT1) capital instruments was also approved, which was paid on March 18, 2026.